PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

Note 6 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Computers	36,471	42,323	32,913
Office equipment	3,098	3,098	2,409
Subtotal	39,569	45,421	35,322
Less: Accumulated depreciation	(31,640)	(39,453)	(30,681)
Property, plant and equipment, net	7,929	5,968	4,641

No impairment loss was recognized during the years ended December 31, 2023, 2024 and 2025, respectively.

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 was S$7,450 S$8,933 and S$7,813 (US$6,076) respectively.